Acquisitions - 2020 assets acquisitions (Details) $ in Thousands		1 Months Ended
	Aug. 03, 2020 USD ($)	Jul. 31, 2021 USD ($)	Aug. 31, 2020 shares	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($) ft² shares	May 31, 2019 USD ($)
Arrow
Acquisitions
Consideration paid						$ 37,681
Cash consideration						16,298
Transaction cost						227
Arrow | SVS
Acquisitions
Equity consideration						$ 21,383
Arrow 1
Acquisitions
Consideration paid					$ 10,412
Arrow 2
Acquisitions
Consideration paid	$ 15,048
Arrow 2 | SVS
Acquisitions
Cash consideration	$ 9,333
Arrow 3
Acquisitions
Consideration paid					$ 12,227
Number of shares issued | shares			27,334
Arrow 3 | SVS
Acquisitions
Number of shares issued | shares					1,861,149
Blue Kudu
Acquisitions
Interest acquired percentage							100.00%
Interest rate							5.00%
Transaction cost							$ 100
Blue Kudu | SVS
Acquisitions
Number of shares issued | shares							322,580
Blue Kudu | Blue Kudu
Acquisitions
Area of operation | ft²							8,400
OGT
Acquisitions
Consideration paid								$ 20,000
Cash consideration		$ 7,500		$ 7,500				$ 5,000
Transaction cost		$ 100
5% notes | Blue Kudu
Acquisitions
Cash consideration							$ 1,384
Equity consideration							$ 2,109
Borrowings term							10 months 15 days
5% notes | Blue Kudu | Maximum
Acquisitions
Notes issued							$ 500